Group employees	12 Months Ended
Dec. 31, 2019
Number And Average Number Of Employees [Abstract]
Group employees

25 Group employees

The average number of persons employed by the Group and its associates during the year, including Directors, was 94,846 (2018: 95,239).

	2019 Number	2018 Number

United States	5,046	5,066

APME	14,910	15,074

AMSSA	18,638	19,351

ENA	25,505	26,102

Subsidiary undertakings	64,099	65,593

Associates	30,747	29,646

	94,846	95,239

Included within the employee numbers for ENA are certain employees in the UK in respect of central functions. Some of the costs of these employees are allocated or charged to the various regions and markets in the Group.